Average Annual Total Returns{- Fidelity Corporate Bond Fund} - 08.31 Fidelity Corporate Bond Fund AMCIZ PRO-11 - Fidelity Corporate Bond Fund	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Corporate Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Corporate Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Corporate Bond Fund: Class Z Return Before Taxes Inception Date	LB004 Past 1 year	LB004 Past 5 years	LB004 Past 10 years
Total	6.03%	5.82%	5.26%	4.76%	4.51%	3.97%	3.63%	3.90%	3.53%	5.99%	5.74%	5.20%	8.60%	5.88%	4.90%	10.74%	6.99%	6.00%	10.89%		10.86%	[1]	Oct. 02, 2018	9.35%	6.44%	5.40%

[1]	(a)Since inception October 2, 2018.